AGILEX FUNDS



                                   PROSPECTUS

                                OCTOBER 21, 2005



                 AGILEX PRINCIPAL PROTECTED TOTAL INDEX SERIES I
                     AGILEX PRINCIPAL PROTECTED LS SERIES I*

                   AGILEX TOTAL INDEX PROTECTED GROWTH FUND II
                       AGILEX LS PROTECTED GROWTH FUND II*

                       AGILEX TOTAL INDEX GROWTH FUND III


        *These Funds were only offered to certain High Net Worth Investors as described herein.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS
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ALL ABOUT THE AGILEX FUNDS....................................................1
AGILEX FUNDS SUMMARY..........................................................1
PERFORMANCE...................................................................9
FEES AND EXPENSES............................................................12
ADDITIONAL INFORMATION ON HOW THE AGILEX FUNDS OPERATE.......................17
ADDITIONAL INFORMATION ON STRATEGIES AND RISKS...............................18
MANAGEMENT...................................................................21
YOUR ACCOUNT.................................................................25
OTHER INFORMATION............................................................30
FINANCIAL HIGHLIGHTS.........................................................32

ALL ABOUT THE AGILEX FUNDS


This Prospectus provides information regarding the AGILEX Principal Protected Total Index Series I (formerly known as AGILEX Principal Protected 500 Series
I), AGILEX Principal Protected LS Series I, AGILEX Total Index Protected Growth Fund II, AGILEX LS Protected Growth Fund II and AGILEX Total Index Growth Fund III (referred to individually, as a "Fund" and collectively, as the "Funds"). You should carefully read the entire Prospectus, including the descriptions of the risks of investing in the Funds.

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AGILEX FUNDS SUMMARY
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
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                      IMPORTANT DATES:                                          IMPORTANT INDICES:

INVESTMENT DATE FOR SERIES I: July 7, 2003.                   S&P 500 INDEX means an unmanaged index composed of
                                                              common stocks of 500 publicly traded large
OFFERING PERIOD FOR SERIES I: February 20, 2003 to June 30,   capitalization companies.
2003.
                                                              S&P MID-CAP 400 INDEX means an unmanaged index
PRINCIPAL PROTECTION MATURITY DATE FOR SERIES I: July 7,      composed of the common stocks of 400 domestic stocks
2010.                                                         chosen for market size, liquidity, and industry group
                                                              representation.

INVESTMENT DATE FOR SERIES II: January 5, 2004.               NASDAQ 100 INDEX means an unmanaged index composed of
                                                              100 of the largest and most actively traded
OFFERING PERIOD FOR SERIES II: September 2, 2003 to           non-financial companies listed on the NASDAQ National
December 29, 2003.                                            Market tier of The NASDAQ Stock Market.

PRINCIPAL PROTECTION MATURITY DATE FOR SERIES II: January     RUSSELL 1000 INDEX means an unmanaged index composed
5, 2011.                                                      of the common stocks of the 1,000 largest companies in
                                                              the Russell 3000 Index, which represents approximately
                                                              92% of the total market capitalization of the Russell
INVESTMENT DATE FOR SERIES III: June 7, 2004.                 3000 Index.

OFFERING PERIOD FOR SERIES III: February 17, 2004 to May      RUSSELL 1000 GROWTH INDEX means an unmanaged index
31, 2004.                                                     composed of the common stocks of those Russell 1000
                                                              companies with higher price-to-book ratios and higher
PRINCIPAL PROTECTION MATURITY DATE FOR SERIES III: June 7,    forecasted growth values.
2011.

                                                              RUSSELL 1000 VALUE INDEX means an unmanaged index composed of the common stocks of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
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

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
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
                                                              RUSSELL 2000 INDEX means an unmanaged index composed of the common stocks of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

                                                              RUSSELL 2000 GROWTH INDEX means an unmanaged index composed of the common stocks of those Russell 2000 companies with higher
                                                              price-to-book ratios and higher forecasted growth values.

                                                              RUSSELL 2000 VALUE INDEX means an unmanaged index composed of the common stocks of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                              RUSSELL 3000 INDEX means an unmanaged index composed of the common stocks of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable
                                                              U.S. equity market.

                                                              RUSSELL 3000 GROWTH INDEX means an unmanaged index composed of the common stocks of those Russell 3000 companies with higher
                                                              price-to-book ratios and higher forecasted growth values.

                                                              RUSSELL 3000 VALUE INDEX means an unmanaged index composed of the common stocks of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                              WILSHIRE 5000 INDEX means an unmanaged index composed of all U.S.
                                                              Headquartered companies with equity securities that have readily available price data. Capitalization weighted security returns are used to adjust the index.

                                                              DOW JONES INDUSTRIAL AVERAGE means an unmanaged index composed of 30 actively traded blue chip stocks. The average reflects the price-weighted average of these stocks.

                                                              For more information on these Indices, please see the Statement of
                                                              Additional Information that supplements this Prospectus.

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                                                                 2


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                                               IMPORTANT TERMS:


ADVISER means AGILEX Advisers LLC.                            PROTECTED AMOUNT PERCENTAGE means 100% for the Series
                                                              I Funds and 90% for the Series II and Series III
COMMON STOCK means an equity or ownership interest in a       Funds.
company.
                                                              SERIES I FUNDS means the AGILEX Principal Protected
ETFS mean exchange-traded investment companies that are       Total Index Series I ("Total Index Fund I") and AGILEX
designed to provide results corresponding to                  Principal Protected LS Series I ("LS Fund I").
an equity index. ETFs include, among others, iShares,
QQQs and SPDRS.
                                                              SERIES II FUNDS means the AGILEX Total Index Protected
FUTURES means futures contracts, including Index Futures,     Growth Fund II ("Total Index Fund II") and AGILEX LS
whose value is based on the value of an underlying            Protected Growth Fund II ("LS Fund II").
index, such as the S&P 500 Index, at some future point.
                                                              SERIES III FUND means the AGILEX Total Index Growth
GOVERNMENT SECURITIES mean securities, including Zero         Fund III ("Total Index Fund III").
Coupon Treasuries, issued or guaranteed by the U.S.
Government, its agencies or instrumentalities.                TOTAL INDEX FUNDS means the Total Index Fund I, Total
                                                              Index Fund II and Total Index Fund III.
INDEX FUNDS means all of the AGILEX Funds except the LS
Funds. TRUST means AGILEX Funds.                              TRUST means AGILEX Funds.

LS FUNDS means the AGILEX Principal Protected LS Series I     ZERO COUPON TREASURIES mean debt obligations that are
and AGILEX LS Protected Growth Fund II.                       issued or guaranteed by the U.S. Treasury and are sold
                                                              at a significant discount from their face value.
OPTIONS mean option contracts, including Index Options, OTC   These securities do not pay current interest to
Options and Options on ETFs, whose value is based on          holders prior to maturity, a specified redemption date
the value of any underlying index, such as the S&P 500        or cash payment date.
Index, at some future point.

PROTECTED AMOUNT means 100% (for the Series I Funds) and
90% (for the Series II and Series III Funds) of the value of a shareholder's principal investment in a Fund
(including any sales load charged on the purchase of shares of a Fund) as of its Investment Date based on the formula in the "Principal Protection Feature" section.

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INVESTMENT OBJECTIVES
---------------------

The investment objective of each Fund is as follows.

Primary Objective: To meet or exceed the performance of the S&P 500 INDEX over a seven-year period with absolute returns. Secondary Objective: To protect a shareholder's Protected Amount at the end of the same seven-year period.

INVESTMENT STRATEGIES
---------------------

To protect your Protected Amount over a seven-year period, each Fund invested in an amount of Zero Coupon Treasuries on its Investment Date that will mature at a stated par value on or before its Principal Protection Maturity Date. Each Fund invested in an amount of Zero Coupon Treasuries that is sufficient for the Fund to be able to pay you your Protected Amount on its Principal Protection Maturity Date. The Zero Coupon Treasuries purchased by a Fund on the Investment Date are referred to herein as the "Designated Treasury Securities."

The Funds seek to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns by investing in put and call Options and in Futures on any or all of the S&P 500 Index, S&P Mid-Cap 400 Index , NASDAQ 100 Index, Russell 1000 Index, Russell 1000 Growth Index, Russell 1000 Value Index, Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index, Russell 3000 Index, Russell 3000 Growth Index, Russell 3000 Value Index, Wilshire 5000 Index and Dow Jones Industrial Average. The equity investment strategy of each Fund is designed to capture the upward movement of the various indices in which it may invest and minimize the Fund's exposure to downward movement in those indices.

The Adviser applies its proprietary models to implement each Fund's strategy. When the models indicate that markets are strengthening, the Adviser seeks to participate in the positive movement of an index by increasing a Fund's exposure to that index, while maintaining minimum cash levels. When the models indicate that markets are weakening, the Adviser seeks to limit a Fund's exposure to an index by reducing the Fund's investment in that index, by increasing cash levels and, for the LS Funds, potentially shorting an index in appropriate circumstances to enhance the performance of the Fund. The Adviser achieves short exposure through the purchase of put Options and not through the use of short sales. The Adviser determines the level and degree of exposure of each Fund and the appropriate indices in which to invest.

In this connection, the Adviser uses Over-the-Counter Options ("OTC Options"), Index Options, Options on ETFs and Futures because they provide increased exposure to an index's performance without buying the underlying securities comprising the index. The use of Options also permits a Fund to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option. The Adviser may invest a Fund's assets directly in ETFs. As a defensive measure, the Adviser also may invest a Fund's assets (other than assets invested in Designated Treasury Securities) without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents.

NO FUND WILL PURCHASE SECURITIES ON MARGIN OR MAKE SHORT SALES OF SECURITIES.

Because the Funds invest in Options and Futures, each Fund may treat a greater portion of the gain on its investments (I.E., certain Options and Futures) held for a year or less as long-term capital gain compared to typical equity funds that do not invest in Options and Futures to the same extent. This is so because, under the Internal Revenue Code, a Fund will treat the gain or loss it recognizes on the actual or deemed disposition of certain Options and Futures (including those held for a year or less) as 60% long-term and 40% short-term capital gain or loss. For individual taxpayers, long-term capital gains are taxed at a lower rate than short-term capital gains or ordinary income (other than certain dividends). SEE "Other Information - Taxes."

PRINCIPAL PROTECTION FEATURE
----------------------------

The Adviser determined the Protected Amount Percentage for each Fund based on interest rate conditions at the approximate time of the offering of each Fund and the percentage of total assets required to be used to purchase Designated Treasury Securities to repay the applicable Protected Amount on the Principal Protection Maturity Date.

For Series I Funds, the Protected Amount Percentage equals 100%.

For Series II and Series III Funds, the Protected Amount Percentage equals 90%.

The amount of Designated Treasury Securities purchased by a Fund equaled the price of the 7-year Zero Coupon Treasuries maturity at par ($100) on the Investment Date times the Protected Amount Percentage. The price of the 7-year Zero Coupon Treasuries on the Investment Date for the Series I Funds equaled $79.75. The price of the 7-year Zero Coupon Treasuries on the Investment Date for the Series II Funds equaled $76.32. The price of the 7-year Zero Coupon Treasuries on the Investment Date for the Series III Fund equaled $73.05.

Each Fund then invested in the Designated Treasury Securities to provide the funds necessary to pay your Protected Amount at maturity. If you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of the net asset value of your shares of the Fund ("NAV") or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and the other conditions to principal protection described in this Prospectus.

If you redeem (sell) or exchange any of your shares of a Fund before the Principal Protection Maturity Date, you will reduce your Protected Amount by the same percentage amount as the reduction in the amount of your current investment in the Fund. For example, if you invested $10,000 in the Total Index Fund I (with a Protected Amount Percentage of 100%), and one year later the value of your investment is $12,000 and you sell $1,200 worth of shares (I.E., 10% of $12,000), your Protected Amount will be reduced by 10% to $9,000. If after one year, the value of your investment is $8,000 and you sell $1,200 worth of shares (I.E., 15% of $8,000), your Protected Amount will be reduced by 15% to $8,500. Similarly, if you do not reinvest all your dividends and other distributions, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value.

PROFIT PROTECTION FEATURE
-------------------------

From time to time, you may be given the option to protect some or all of any profits on your investment in a Fund by electing to rollover some or all of your account value as of the close of business on the rollover date to the same class of shares of a new AGILEX Fund then being offered without paying a sales load. Such a rollover is a taxable event, and you may recognize gain for federal income tax purposes. Your rollover amount must meet the minimum investment required by the new fund. During the Offering Period for the new fund, your rollover amount will be invested in the new fund. By electing the Profit Protection Feature, you are able to establish a new Protected Amount in a new fund with a new principal protection period that will begin as of the Investment Date for the new fund. If you rollover a portion of your existing account value, your Protected Amount in the original Fund will be reduced as described above under "Principal Protection Feature."

If you are interested in this rollover option, please contact your investment adviser for a copy of the prospectus for the new fund.

The Trust intends to offer additional funds on a periodic basis. However, there is no assurance that additional funds will be offered, that any such fund will offer the class of shares that you purchased from your original fund, or that additional funds will be offered at the time you wish to effect a rollover.

PRINCIPAL RISKS OF INVESTING IN A FUND
--------------------------------------

The principal risks of an investment in a Fund are interest rate risk, credit risk, market risk, management risk and derivatives risk.

Interest rate risk is the risk that changes in interest rates will affect a Fund's investments, including investment in the Designated Treasury Securities used to fund your Protected Amount. Increases in interest rates may cause a decline in the value of a Fund's investment in the Designated Treasury Securities during the period between its Investment Date and its Principal Protection Maturity Date, which could result in a loss to you if you were to sell your shares in a Fund before its Principal Protected Maturity Date. However, it is not expected that interest rate risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date or the ability of a Fund to pay your Protected Amount if the Designated Treasury Securities are held until their maturity.

Credit risk is the risk that the issuer of a security or other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. It is not expected that credit risk will affect the ability of a Fund to receive the par value of the Designated Treasury Securities on their maturity date.

Market risk is the risk that the value of a Fund's investments, including its investment in Designated Treasury Securities, will fluctuate and that prices overall will decline over short- or long-term periods. Each Fund uses investment techniques that could be considered aggressive, including, for example, the use of Futures on equity indices. There is no assurance that a Fund will achieve its investment objective. If a Fund's investments were to experience drastic or sustained losses, it could be necessary for the Fund to sell Designated Treasury Securities to pay its expenses, which would reduce the funds available to the Fund to pay the Protected Amount to shareholders on its Principal Protection Maturity Date. If insufficient Designated Treasury Securities exist on a Fund's Principal Protection Maturity Date, it is possible, although unlikely, that the Fund would be unable to pay the full Protected Amount, if necessary.

Management risk is the risk that the Adviser's strategies and securities selections might not produce the intended results.

Adviser risk is the risk that the Adviser will not have the resources necessary to continue to manage the Funds.

Derivatives risk relates to the use of derivative instruments such as Options and Futures. Options and Futures require special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in an Option or Future may be much greater than the instrument's original cost.

A Fund does not provide a specific return on your capital and does not ensure that you will experience an overall positive return from your investment in the Fund.

You would not receive your full Protected Amount on the Principal Protection Maturity Date if:

     o You redeem some or all of your shares in a Fund prior to the Principal Protection Maturity Date or fail to reinvest all of your dividends and other distributions in additional shares of the Fund;

     o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to its Principal Protection Maturity Date; however, each Fund seeks, but is not required, to maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses; or

     o The Fund liquidates and terminates its operations prior to the Principal Protection Maturity Date.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

OFFERING PERIOD AND INVESTMENT DATE
-----------------------------------

Each Series I Fund had an Offering Period that began on February 20, 2003 and ended on June 30, 2003. Each Series II Fund had an Offering Period that began on September 2, 2003 and ended on December 29, 2003. The Series III Fund had an Offering Period that began on February 17, 2004 and ended on May 31, 2004. During the respective Offering Periods, each Fund accepted orders to purchase shares. Any funds you sent to a Fund during its Offering Period were invested in that Fund, less any applicable sales load, while you were waiting for the Investment Date for the Fund. During the Offering Period, each Fund invested in Government Securities, cash and cash equivalents. On the Investment Date, the Fund converted its assets to Designated Treasury Securities and other instruments as described in this Prospectus.

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WHO MAY WANT TO INVEST IN A FUND
--------------------------------

A Fund may be appropriate for you if you:

     o Seek potential for growth but place a premium on capital preservation, and

     o  Have an investment time horizon of at least seven years.

A Fund may NOT be appropriate for you if you:

     o  Need regular income, or

     o  Are pursuing a short-term goal or investing emergency reserves.

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PERFORMANCE
--------------------------------------------------------------------------------


The following information gives you some indication of the risks of investing in certain Funds by illustrating the changes in the Fund's performance from year to year and comparing the Fund's performance to the performance of a market index. Returns (before and after taxes) are based on past results and are not an indication of future performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance history will be available for the Total Index Fund II, LS Fund II and Total Index Fund III after the Funds have one calendar year of investment operations.

                               TOTAL INDEX FUND I
                              Calendar Year Return
                                [GRAPHIC OMITTED]

The bar chart contains the following plot points:

        2004     -0.41%


                      HIGHEST AND LOWEST QUARTERLY RETURNS
        (for the periods shown in the chart above for Total Index Fund I)

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         2.96%              1st quarter 2004

        (4.55)%             2nd quarter 2004
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                                       9

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                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2004)

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                                                       1 YEAR      LIFE OF FUND*
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TOTAL INDEX FUND I
  Return Before Taxes                                  (0.41)%       (1.62)%
  Return After Taxes on Distributions                  (4.64)%       (5.60)%
  Return After Taxes on Distributions                  (3.02)%       (3.24)%
    and Sale of Fund Shares
S&P 500 INDEX (reflects no deduction for fees,
    expenses or taxes)                                  10.88%        15.43%
--------------------------------------------------------------------------------
* Returns from July 7, 2003.


                                    LS FUND I
                              Calendar Year Return
                                [GRAPHIC OMITTED]

The bar chart contains the following plot points:

        2004     -1.88%




                      HIGHEST AND LOWEST QUARTERLY RETURNS
            (for the periods shown in the chart above for LS Fund I)

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         4.76%             1st quarter 2004

        (6.38)%            2nd quarter 2004
--------------------------------------------------------------------------------

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                 AVERAGE ANNUAL TOTAL RETURNS
           (for the periods ended December 31, 2004)

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                                                      1 YEAR       LIFE OF FUND*
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LS FUND I
   Return Before Taxes                                (1.88)%        (0.89)%
   Return After Taxes on Distributions                (2.06)%        (1.03)%
   Return After Taxes on Distributions                (0.98)%        (0.36)%
      and Sale of Fund Shares
S&P 500 INDEX (reflects no deduction for fees,
      expenses or taxes)                               10.88%         15.43%
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  * Returns from July 7, 2003.

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FEES AND EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds based on their current fees and expenses.

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SHAREHOLDER FEES - TOTAL INDEX FUND I (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases                       4.25%*
  (as a % of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Purchases               None
  (as a % of purchase or sales price, whichever is lower)
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* Maximum sales load, as applicable, is charged on an investment in the Fund.

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ANNUAL TOTAL INDEX FUND I OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)(1)
--------------------------------------------------------------------------------

Management Fees(2)                                                      0.50%
Rule 12b-1 Fees(3)                                                      0.82%
Other Expenses                                                          4.79%
                                                                        -----
Total Annual Fund Operating Expenses                                    6.11%
                                                                        =====
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(1)      The Total Index Fund I's fees and expenses have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees were assessed during the Offering Period. Under the Trust's Rule 12b-1 Plan, the Total Index Fund I pays a distribution fee equal to an annual rate of 0.50% of the Fund's average daily net assets plus its pro rata portion of the Distributor's $18,000 annual fee for serving as the Trust's principal underwriter.

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SHAREHOLDER FEES - TOTAL INDEX FUND II (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

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                                                                $10,000      $100,000       $250,000    $500,000
                                                                   TO            TO             TO          OR
                                                                 $99,999      $249,999    TO $499,999      MORE
Maximum Sales Charge (Load) Imposed on Purchases                  4.50%*        3.50%*       2.50%*         1.50%*
  (as a % of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Purchases          None          None         None           None
  (as a % of purchase or sales price, whichever is lower)
-------------------------------------------------------------------------------------------------------------------
* Maximum sales load on an investment in the Fund.

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ANNUAL TOTAL INDEX FUND II OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees(1), (2)                                                0.50%

Rule 12b-1 Fees(3)                                                     0.75%

Other Expenses(1)                                                      4.10%
                                                                       -----
Total Annual Fund Operating Expenses                                   5.35%
                                                                       =====
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(1)      The Total Index Fund II's "Management Fees" and "Other Expenses" have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees were assessed during the Offering Period.


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SHAREHOLDER FEES - TOTAL INDEX FUND III (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                $25,000      $100,000       $250,000    $500,000
                                                                   TO           TO             TO          OR
                                                                 $99,999      $249,999       $499,999     MORE
Maximum Sales Charge (Load) Imposed on Purchases                  4.75%*        3.75%*       2.75%*         1.75%*
  (as a % of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Purchases          None          None         None           None
  (as a % of purchase or sales price, whichever is lower)
-------------------------------------------------------------------------------------------------------------------
* Maximum sales load, on an investment in the Fund.

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ANNUAL TOTAL INDEX FUND III OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees(1), (2)                                                0.81%

Rule 12b-1 Fees(3)                                                     0.75%

Other Expenses(1)                                                      4.03%
                                                                       -----
Total Annual Fund Operating Expenses                                   5.59%
                                                                       =====
--------------------------------------------------------------------------------

(1) The Total Index Fund III's "Management Fees" and "Other Expenses" have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees were assessed during the Offering Period.

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     SHAREHOLDER FEES - LS FUND I (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases                        4.25%
  (as a % of offering price)

Maximum Deferred Sales Charge (Load) Imposed on
Purchases                                                               None
 (as a % of purchase or sales price, whichever is lower)
--------------------------------------------------------------------------------
* Maximum sales load, as applicable, is charged on an investment in each Fund.

--------------------------------------------------------------------------------
ANNUAL LS FUND I OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)(1)
--------------------------------------------------------------------------------

Management Fees(2)                                                     0.13%

Rule 12b-1 Fees(3)                                                     0.68%

Other Expenses                                                         4.46%
                                                                       -----
Total Annual Fund Operating Expenses                                   5.27%
                                                                       =====
--------------------------------------------------------------------------------
(1) The LS Fund I's fees and expenses have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) The management fee is 0.125% plus 12.5% of the amount by which the return of the LS Fund I at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of that Fund. During the LS Fund I's last fiscal year, there was no performance adjustment. For additional information on the Management Fees, please refer to "The Adviser" sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees were assessed during the Offering Period. Under the Trust's Rule 12b-1 Plan, the LS Fund I pays a distribution fee equal to an annual rate of 0.50% of the Fund's average daily net assets plus its pro rata portion of the Distributor's $18,000 annual fee for serving as the Trust's principal underwriter.

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES - LS FUND II (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------
                                                                 $10,000      $100,000       $250,000    $500,000
                                                                   TO            TO            TO           OR
                                                                  $99,999      $249,999    TO $499,999     MORE
Maximum Sales Charge (Load) Imposed on Purchases                  4.50%*        3.50%*       2.50%*         1.50%*
  (as a % of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Purchases          None          None         None           None
  (as a % of purchase or sales price, whichever is lower)
-------------------------------------------------------------------------------------------------------------------
* Maximum sales load, on an investment in the Fund.

                                       14

--------------------------------------------------------------------------------
ANNUAL LS FUND II OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management Fees(1), (2)                                                0.13%

Rule 12b-1 Fees(3)                                                     0.75%

Other Expenses(1)                                                      3.97%
                                                                       -----
Total Annual Fund Operating Expenses                                   4.85%
                                                                       =====
--------------------------------------------------------------------------------
(1) The LS Fund II's "Management Fees" and "Other Expenses" have been restated to reflect current expenses due to changes in the Trust's contractual arrangements.

(2) The management fee is 0.125% plus 12.5% of the amount by which the return of the LS Fund II at each calendar quarter-end exceeds the highest previous calendar quarter-ending return of that Fund. During the LS Fund II's last fiscal year, there was no performance adjustment. For additional information on the Management Fees, please refer to "The Adviser " sub-section of the "Management" section of the Prospectus.

(3) Rule 12b-1 fees are used to compensate intermediaries (including the Adviser and Distributor as defined below) for providing distribution-related and other services to shareholders. No Rule 12b-1 fees were assessed during the Offering Period.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. This example assumes that you invest $25,000 in the Total Index Fund III (and $10,000 for each other Fund) and then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, the Fund's expenses are equal to the Total Annual Operating Expenses as stated in the tables above and remain the same throughout each period, and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
TOTAL INDEX FUND I
--------------------------------------------------------------------------------
    After One Year                                              $1,007
    After Three Years                                           $2,151
    After Five Years                                            $3,270
    After Seven Years                                           $4,364
--------------------------------------------------------------------------------
TOTAL INDEX FUND II
--------------------------------------------------------------------------------
    After One Year                                               $960
    After Three Years                                           $1,975
    After Five Years                                            $2,982
    After Seven Years                                           $3,983
--------------------------------------------------------------------------------
TOTAL INDEX FUND III
--------------------------------------------------------------------------------
    After One Year                                              $2,515
    After Three Years                                           $5,146
    After Five Years                                            $7,746
    After Seven Years                                           $10,315
--------------------------------------------------------------------------------
LS FUND I
--------------------------------------------------------------------------------
    After One Year                                               $929
    After Three Years                                           $1,933
    After Five Years                                            $2,931
    After Seven Years                                           $3,924
--------------------------------------------------------------------------------
LS FUND II
--------------------------------------------------------------------------------
    After One Year                                               $914
    After Three Years                                           $1,843
    After Five Years                                            $2,775
    After Seven Years                                           $3,709
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ON HOW THE AGILEX FUNDS OPERATE
--------------------------------------------------------------------------------


Each Fund has a primary investment objective of seeking to meet or exceed the performance of the S&P 500 Index over a seven-year period with absolute returns and a secondary objective of protecting your Protected Amount at the end of the same seven-year period. There is no assurance that a Fund will achieve its investment objective. A Fund's investment objective may be changed without shareholder approval.

PRINCIPAL PROTECTION FEATURE
----------------------------

Your Protected Amount equals 100% (for Series I Funds) and 90% (for Series II and Series III Funds) of your initial investment (including any sales load charged on the purchase of shares of the Fund) as of the applicable Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

     o Except in connection with the Profit Protection Feature, you may NOT redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all your shares in a Fund prior to the Principal Protection Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

     o Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount that the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:

     o The Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund seeks, but is not required to, maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses; or

     o The Fund liquidates and terminates its operations prior to the Principal Protection Maturity Date.

The Profit Protection Feature may be terminated at any time. In addition, there is no guarantee that a new Fund with the same investment objective and strategies will be offered in the future.

PRINCIPAL PROTECTION MATURITY DATE
----------------------------------

On the Principal Protection Maturity Date, you may elect to redeem your shares or to exchange your shares of a Fund for shares of a new Fund, if any, to be offered on the Principal Protection Maturity Date. Prior to its Principal Protection Maturity Date, you will be sent a prospectus for the new Fund, if available. Because an exchange is a sale and purchase of shares, you will be subject to the new Fund's sales charge on the subsequent purchase of shares and any gain on the exchanged shares would be taxable.

If you do not elect to redeem or exchange shares on the Principal Protection Maturity Date, a Fund will liquidate its portfolio holdings to the extent necessary to redeem your shares and provide you with the greater of NAV or your Protected Amount owed to you by the Fund.

You may obtain your Protected Amount(s) by calling (800) 356-5740.

SUMMARY
-------

In summary, if you maintain your initial investment in a Fund until the Principal Protection Maturity Date and reinvest all your dividends and other distributions in additional shares of the Fund, you will be entitled to the greater of NAV or your Protected Amount on the Principal Protection Maturity Date, subject to the risks and other conditions described in this Prospectus.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ON STRATEGIES AND RISKS
--------------------------------------------------------------------------------

ZERO COUPON TREASURIES. Zero Coupon Treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero Coupon Treasuries must be included ratably in the income of a Fund as the income accrues, even though payment has not been received. Because interest on Zero Coupon Treasuries is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. It is not expected that this risk will affect the ability of a Fund to receive the par value of its investments in Zero Coupon Treasuries on their maturity date or the ability of a Fund to pay a shareholder's Protected Amount if the Zero Coupon Treasuries are held until maturity.

OPTIONS ON INDICES. Each Fund may purchase exchange-traded or over-the-counter put and call Options on stock indices and put and call Options on ETFs on stock indices. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. However, the Adviser will purchase put Options for the Funds (except the LS Funds) only as a risk reducing technique. A stock index option and an ETF option are an option contract whose value is based on the value of a stock index at some future point in time. A stock index fluctuates with changes in the market values of the stocks included in the index.

Each Fund may also write (or sell) put and call Options on stock indices for the purpose of realizing the Fund's investment objective. When writing (selling) call and put options, the Funds will "cover" these positions by purchasing a call or put Option on the same index.

The effectiveness of purchasing or writing stock index Options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of Options on stock indexes will be subject to the Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

By writing (selling) a call Option, a Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put Option, a Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

OPTIONS ON FIXED-INCOME SECURITIES AND EQUITY SECURITIES. Each Fund may purchase exchange-traded or over-the-counter put and call Options on equity and fixed-income securities. A Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund. However, the Adviser will purchase put Options for the Funds (except the LS Funds) only as a risk reducing technique. Each Fund also may write (or sell) exchange-traded or over-the counter put and call Options on equity and fixed-income securities. When writing (selling) call and put Options, the Funds will "cover" these positions by purchasing a call or put Option in the same security.

A call Option is a contract under which the purchaser of the call Option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the Option. The writer of the call Option, who receives the premium, has the obligation upon exercise of the Option to deliver the underlying security against payment of the exercise price. A put Option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the Option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the Option, the underlying security at the exercise price. The amount of a premium received or paid for an Option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OTC Options are transacted directly with dealers and not on an exchange. Thus, they entail the risk of non-performance by the dealer.

ETFS OR EXCHANGE TRADED FUNDS. Each Fund may invest up to 10% of its total assets in shares of ETFs. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stock ("QQQs") and iShares exchange-traded funds ("iShares").

ETFs may trade at relatively modest discounts and premiums to their net asset values. However, some ETFs have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of these ETFs for extended periods or over complete market cycles. In addition, there is no assurance that the listing requirements of the various exchanges on which ETFs trade will be met to continue listing on that exchange. If substantial market or other disruptions affecting ETFs occur in the future, the liquidity and value of the assets of a Fund that invests therein, and thus the value of the Fund's shares, could also be substantially and adversely affected if a shareholder sells his or her shares in the Fund prior to the Principal Protection Maturity Date. If such disruptions were to occur, a Fund could be required to reconsider the use of ETFs as part of its investment strategy.

FUTURES. Each Fund may purchase or sell Futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date (typically the contract's final settlement date). These are highly standardized contracts that typically are traded on futures exchanges. Like Options on indices, a Fund may employ these investment strategies to enhance the Fund's performance or to hedge against a decline in the value of securities owned by the Fund.

SHORT-TERM INSTRUMENTS. As part of its investment strategy and to respond to adverse market, economic, political or other conditions, a Fund may invest its assets (other than assets invested in Designated Treasury Securities) without limit in cash and Government Securities, money market instruments and prime commercial paper.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is a series of the Trust, an open-end management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of a Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Adviser serves as investment adviser for each Fund. The Adviser is located at 200 East Broward Boulevard, Suite 920, Fort Lauderdale, Florida 33301. The Adviser, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is a limited liability company controlled by AGILEX Holdings LLC. The Adviser provides investment advisory services to mutual funds and had approximately $15 million in assets under management as of September 30, 2005 and has been managing money since 2003. The Adviser's principal officers collectively have provided investment advisory and management services to clients, including major institutions, for over 50 years.

The Trust, on behalf of each Index Fund (except the Total Index Fund III), pays the Adviser a fee as a percentage of aggregate average daily net assets of all the Index Funds (except the Total Index Fund III) at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

The Trust, on behalf of the Total Index Fund III, pays the Adviser a fee as a percentage of aggregate average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets.

The Trust, on behalf of the LS Funds, pays the Adviser a fee as a percentage of the Fund's average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

With respect to the Total Index Fund II, the Adviser has contractually agreed with the Trust to limit its management fee with respect to the Total Index Fund II so that the aggregate annual management fee paid by the Fund does not exceed the sum of (i) 0.20% of the average daily net assets of the Fund invested in

Designated Treasury Securities, plus (ii) 1.00% of the average daily net assets of the Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by the Fund exceed 0.50% of its average daily net assets. This arrangement will remain in effect until December 31, 2005 and will be considered for renewal by the Adviser and the Trust's Board on an annual basis.

For the fiscal year ended December 31, 2004, each Fund paid an aggregate advisory fee (net of any waivers and reimbursements) equal to the amount shown in the table below. These amounts include fees paid to the Trust's former investment sub-adviser, which served until September 30, 2004.

--------------------------------------------------------------------------------
ADVISORY FEES PAID BY THE FUNDS IN 2004
--------------------------------------------------------------------------------
FUNDS                                                      ANNUAL RATE*
                                              (AS A % OF AVERAGE NET ASSETS, NET
                                                OF WAIVERS AND REIMBURSEMENTS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SERIES I FUNDS
--------------------------------------------------------------------------------
Total Index Fund I                                          0.19%
--------------------------------------------------------------------------------
LS Series I Fund                                            0.52%
--------------------------------------------------------------------------------
SERIES II FUNDS
--------------------------------------------------------------------------------
Total Index Fund II                                         0.30%
--------------------------------------------------------------------------------
LS Series II Fund                                           0.27%
--------------------------------------------------------------------------------
SERIES III FUNDS
--------------------------------------------------------------------------------
Total Index Fund III                                        0.31%
--------------------------------------------------------------------------------
* Includes amounts paid to the Trust's former sub-adviser under a separate investment subadvisory agreement with the Trust and the Adviser. Under that agreement, the sub-adviser was paid fees at the following maximum annual rates (as a percentage of average net assets): (1) for each Fund (except the Total Index Fund III and the LS Funds), 0.50% of the first $2 billion in aggregate average daily net assets, 0.45% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.40% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.35% of the excess over $4 billion in aggregate average daily net assets; (2) for the Total Index Fund III, 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.18% of the excess over $2 billion up to $3 billion of such assets, 0.16% of the excess over $3 billion up to $4 billion of such assets, and 0.14% of the excess over $4 billion of such assets; PLUS 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 0.90% of the excess over $2 billion up to $3 billion of such assets, 0.80% of the excess over $3 billion up to $4 billion of such assets, and 0.70% of the excess over $4 billion of such assets; and (3) for each LS Fund, 0.125% plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

A discussion of the basis for the decision by the Trust's Board to approve the investment advisory agreement with the Adviser is available in the Trust's SAI.

MANAGEMENT OF THE FUNDS
-----------------------

Management of the Funds is provided by Mr. William J. O'Hearn, the Adviser's Chief Investment Officer. He has held this position since October 1, 2004. Mr. O'Hearn is responsible for the development of the Adviser's investment management programs and products. He also is responsible for the implementation of all portfolio management and execution. Mr. O'Hearn has over 15 years' experience in the investment management industry, most recently as chief investment officer and portfolio manager of his own management firm where he served as a subadviser for mutual funds and hedge funds. Prior to that, he was a senior portfolio manager for McKinley Capital Management where he managed a long/short hedge fund with approximately $100 million in assets. He began his career as a portfolio manager with Navellier & Associates in 1990 managing a growth stock portfolio with approximately $400 million in assets for institutional and high net worth clients. He holds a B.S. in Business Management and Economics from The State University of New York.

The SAI contains additional information about Mr. O'Hearn's compensation, other accounts he manages and his ownership of shares of the Funds.

OTHER SERVICE PROVIDERS
-----------------------

Citco Mutual Fund Distributors, Inc., a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (the "Distributor") of the shares of each Fund. The Distributor acts as the representative of the Trust in connection with the offering of the shares of each Fund. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of a Fund.

Citco Mutual Fund Services, Inc. ("Citco") provides administrative, accounting and transfer agency services to the Funds, and Wachovia Bank N.A. provides custodian services to the Funds.

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, NW, Washington, DC 20036-1221, serves as counsel to the Trust.

FUND EXPENSES
-------------

Each Fund pays for its own expenses, including expenses related to the offering of Fund shares. Pursuant to the Advisory Agreement with the Trust, the Adviser may advance certain Fund expenses related to the offering of Fund shares, which are reimbursed by the Fund. The expenses of each Fund are comprised of the Fund's expenses as well as Trust expenses that are allocated among the series of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Funds. Any fee waiver or expense reimbursement increases investment performance of a Fund for the period during which the waiver or reimbursement is in effect.

DISTRIBUTION AND SHAREHOLDER SERVICE EXPENSES
---------------------------------------------

Each Series I Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), under which the Trust may pay monthly fees on behalf of each Series I Fund at an annual rate of up to 0.50% of the average net assets of each Fund. Because these fees are paid out of the assets of a Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser) for providing distribution-related, marketing and other services to shareholders.

The Total Index Fund I also pays 0.25% of the average daily net assets of the Fund for the servicing of shareholder accounts. The LS Fund I pays 0.10% of the average daily net assets of the Fund for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

Each Series II and Series III Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Trust may pay monthly fees on behalf of each Series II and Series III Fund at an annual rate of up to 0.75% of the average net assets of each Fund. Because these fees are paid out of the assets of the Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost the shareholder more than paying other types of sales loads. These fees are used to compensate financial intermediaries (including the Adviser and Distributor) for providing distribution-related, marketing and other services to shareholders, including reimbursement for past expenses of providing such services.

Each Series II and Series III Fund also pays 0.25% of its average daily net assets for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

The Trust also pays the Distributor an annual fee of $18,000 for its services to the Trust. This fee is payable monthly and is allocated to the Funds based on their respective net assets. For the Series I Funds, this fee is in addition to the 0.50% distribution fee payable under the Rule 12b-1 distribution plan in effect for those Funds. For the Series II and Series III Funds, this fee is paid out of the proceeds of the Rule 12b-1 distribution fee payable under the Rule 12b-1 distribution plan in effect for those Funds.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO CONTACT A FUND
---------------------

--------------------------------------------------------------------------------
WRITE TO US AT:                              OVERNIGHT ADDRESS:
   AGILEX Funds                                 AGILEX Funds
   c/o Citco Mutual Fund Services, Inc.         c/o Citco Mutual Fund Services,
   PO Box C1100                                 Inc.
   Southeastern, PA 19398-1100                  83 General Warren Blvd.
                                                Suite 200
                                                Malvern, PA 19355
--------------------------------------------------------------------------------
WIRE INVESTMENTS (OR ACH                      TELEPHONE US AT:
PAYMENTS) TO:                                   (800) 356-5740 (toll free)
   Wachovia Bank
   ABA # 031201467
   DDA # 2000013369134
   Attn:  AGILEX Funds
   Fund Name
   Account Name
   Account Number
--------------------------------------------------------------------------------

GENERAL INFORMATION
-------------------

You may redeem (sell) shares of a Fund at the net asset value of the shares
(NAV) plus any applicable sales load next calculated after Citco receives your request in proper form (as described in this Prospectus). For instance, if Citco receives your redemption request in proper form after 4:00 p.m., Eastern Time, your transaction will be priced at the next business day's NAV plus the applicable contingent deferred sales load. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may change in case of an emergency.

The NAV of each Fund is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean of the last bid and asked price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board.

All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board and in accordance with procedures adopted by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to ensure that each Fund's NAV fairly reflects security values as of the time of pricing.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees (other than sales loads) charged by that institution may be different than those of the Funds. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

ACCOUNT REQUIREMENTS
--------------------

--------------------------------------------------------------------------------------------------------------------
TYPE OF ACCOUNT                                                 REQUIREMENT
--------------------------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              Instructions must be signed by all persons required
Individual accounts are owned by one person, as are sole        to sign exactly as their names appear on the account
proprietorship accounts. Joint accounts can have two
or more owners (tenants)
--------------------------------------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                      Depending on state laws, you can set up a custodial
These custodial accounts provide a way to give money to a       account under the UGMA or the UTMA.
child and obtain tax benefits                                   The custodian must sign instructions in a manner
                                                                indicating custodial capacity
--------------------------------------------------------------------------------------------------------------------
BUSINESS ENTITIES                                               Submit a Corporate/Organization Resolution form or
                                                                similar document
--------------------------------------------------------------------------------------------------------------------
TRUSTS                                                          The trust must be established before an account
                                                                can be opened
                                                                Provide a certified trust document, or the pages
                                                                from the trust document, that identify the trustees
--------------------------------------------------------------------------------------------------------------------

The Funds are intended to be long-term investment vehicles for investors. Shares of each Fund were available for investment only during a limited offering period and for reinvestment of dividends and distributions. Shares of a Fund are not otherwise available for investment. During the Offering Period for each Fund, the proceeds of any investment in Trust shares were held in cash and short-term investments until the Investment Date. Under these circumstances, the Trust's Board has determined that there is no opportunity for frequent purchases and redemptions of Fund shares that may constitute "market timing" (i.e., arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of pricing inefficiencies) and disadvantage shareholders. Thus, the Board has not adopted policies or procedures with respect to frequent purchases and redemptions of Fund shares.

SELLING SHARES
--------------

Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds for up to 15 calendar days. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by Citco.

--------------------------------------------------------------------------------
                      HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

o        Prepare a written request including:

         o  Your name(s) and signature(s)

         o  Your account number

         o  The Fund name

         o  The dollar amount or number of shares you want to sell

         o  How and where to send the redemption proceeds

o        Obtain a signature guarantee (if required)

o        Obtain other documentation (if required)

o        Mail us your request and documentation

BY WIRE

o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application

o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

o    Mail us your request (See "By Mail")


BY TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)

o    Provide the following information:

     o  Your account number

     o  Exact name(s) in which the account is registered

     o  Additional form of identification

o    Redemption proceeds will be:

        o    Mailed to you OR

        o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
--------------------------------------------------------------------------------

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as Citco takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, certain redemption options require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o   Written requests to redeem $100,000 or more

     o   Changes to a shareholder's record name

     o Redemptions from an account for which the address or account registration has changed within the last 30 days

     o Sending redemption and distribution proceeds to any person, address, brokerage firm, or bank account not on record

     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

     o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require a signature guarantee(s) on all redemptions.

SMALL ACCOUNTS. If the value of your account falls below $500 ($250 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $500 ($250 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND. The Funds reserve the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the operations of a Fund (for example, if it represents more than 1% of the assets of a Fund).

LOST ACCOUNTS. A Fund will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Fund determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to a Fund will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES
-------------------

You may be able to exchange your shares of a Fund for shares of certain other series of the Trust then offered. For a list of Funds available for exchange, you may call Citco. If you exchange into a Fund that has a sales load, you will have to pay any difference between the sales load of the Fund originally purchased and the sales load of the class of shares of the Fund purchased upon exchange. Because exchanges are a sale and purchase of shares, any gain on the exchanged shares would be taxable. You must meet the eligibility requirements of the LS Funds in order to exchange into those Funds.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as Citco takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
                                 HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL

o        Prepare a written request including:

         o       Your name(s) and signature(s)

         o       Your account number

         o       The names of each Fund you are exchanging

         o       The dollar amount or number of shares you want to sell
                 (and exchange)

o Open a new account and complete an account application if you are requesting different shareholder privileges

o        Obtain a signature guarantee, if required

o        Mail us your request and documentation

BY TELEPHONE

o Make your request by telephone (unless you declined telephone redemption privileges on your account application)

o        Provide the following information:

         o    Your account number

         o    Exact name(s) in which account is registered

         o    Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS
-------------------

The Funds offer individual retirement accounts ("IRAs"), including traditional and Roth IRAs. The Funds may also be appropriate for other retirement accounts or Coverdell Education Savings Accounts ("CESAs"). Before investing in any IRA, other retirement account or CESA, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS
-------------

Each Fund distributes its net investment income and realized net capital gains at least annually. Unless otherwise instructed, a Fund will automatically reinvest all income dividends and capital gain distributions in additional shares of the Fund. Shares become entitled to receive distributions on the day after the shares are issued.

If you elect to receive your distributions in cash, you will reduce your Protected Amount by the same percentage amount that the distribution represents of your total account value as of the time of the distribution.

For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested in additional Fund shares.

TAXES
-----

The Funds generally intend to operate so that they will not be liable for federal income or excise tax.

A Fund's distributions of net income (including the excess of net short-term capital gain over net long-term capital loss) are taxable to you as ordinary income, and a small portion thereof is expected to qualify for the 15% maximum federal income tax rate on "qualified dividend income" received by individuals (enacted under the Jobs and Growth Tax Relief Reconciliation Act of 2003). A Fund's distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to you as long-term capital gain regardless of how long you have held your shares of a Fund. Any such distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of 2008 will be subject to a 15% maximum federal income tax rate for individual shareholders. Distributions may also be subject to certain state and local taxes.

The redemption or exchange of shares of a Fund is a taxable transaction for income tax purposes. Any capital gain an individual shareholder recognizes on a sale or exchange through the end of 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum rate mentioned above.

A special "mark-to-market" system governs the taxation of "section 1256 contracts," which include certain listed Options and Futures. In general, a Fund's gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. However, any section 1256 contract held at the end of a taxable year will be treated as sold at that time at its fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss a Fund recognizes on the actual or deemed disposition of a section 1256 contract will be treated by the Fund as 60% long-term and 40% short-term capital gain or loss. Each Fund will send you information about the income tax status of distributions paid during a year shortly after December 31 of that year.

For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax adviser.

ORGANIZATION
------------

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by federal or Delaware law. Shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter relates only to a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables below are intended to help you understand each Fund's financial performance for the past two fiscal years or shorter periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the 2003 and 2004 fiscal years has been audited by Deloitte & Touche, LLP, whose report, along with each Fund's financial statements, are included in the Annual Report to Shareholders, which is available upon request. Cohen McCurdy, Ltd. serves as the Trust's current independent registered public accounting firm.

AGILEX PRINCIPAL PROTECTED TOTAL INDEX SERIES I
(formerly, the AGILEX Principal Protected 500 Series I)

                                                                                     BLUE SHARES
                                                              ----------------------------------------------------------
                                                                  FOR THE             FOR THE              FOR THE
                                                                 SIX MONTHS             YEAR               PERIOD
                                                               ENDED JUNE 30,          ENDED                ENDED
                                                                    2005            DECEMBER 31,        DECEMBER 31,
                                                                (UNAUDITED)             2004                2003*
                                                              -----------------    ---------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $        9.77        $       9.81       $     10.00
                                                              -------------        ------------       -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net Investment Income (Loss)**.....................              (0.15)              (0.13)            (0.19)
     Net Realized and Unrealized Gain (Loss)............               0.03                0.09              0.00  (c)
                                                                       ----                ----              ----
       TOTAL FROM INVESTMENT OPERATIONS.................              (0.12)              (0.04)            (0.19)
                                                                     -------             -------           -------

NET ASSET VALUE - END OF PERIOD.........................      $        9.65        $       9.77       $      9.81
                                                              =============        ============       ===========

TOTAL RETURN (a) .......................................              (1.23)%(b)          (0.41)%           (2.00)%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS) ...............      $       2,015        $      3,086       $     4,092

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements(e).......               6.11%***            8.65%             6.90%***
     After Expense Waivers and Reimbursements ..........               6.11%***            4.27%             5.29%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
     NET ASSETS: .......................................
     Before Expense Waivers and Reimbursements(e).......              (3.14)%***          (5.68)%           (4.41)%***
     After Expense Waivers and Reimbursements ..........              (3.14)%***          (1.31)%           (2.80)%***

PORTFOLIO TURNOVER RATE (d) ............................                  0%                  0%               48%

*        Commencement of operations was April 17, 2003.
**       The net investment loss per share data was determined using average shares outstanding throughout the period.
***      Annualized.
(a)      Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of
         the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)      Non-annualized.
(c)      Amount represents less than $0.005 per share.
(d)      Does not include the effect of short-term options.
(e)      During fiscal years 2003 and 2004, the Fund was required to pay J.P.
         Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $62,406 and $147,018, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.

AGILEX PRINCIPAL PROTECTED LS SERIES I

                                                                                     BLUE SHARES
                                                             ------------------------------------------------------------
                                                                  FOR THE              FOR THE              FOR THE
                                                             SIX MONTHS ENDED           YEAR                PERIOD
                                                               JUNE 30, 2005       ENDED DECEMBER            ENDED
                                                                (UNAUDITED)           31, 2004           DECEMBER 31,
                                                                                                             2003*
                                                             ------------------    ----------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $    9.57             $    9.92         $     10.00
                                                              ---------             ---------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net Investment Income (Loss)**.....................          (0.11)                (0.22)              (0.19)
     Net Realized and Unrealized Gain (Loss)............          (0.12)                 0.03                0.26
                                                                 -------                 ----                ----
       TOTAL FROM INVESTMENT OPERATIONS.................          (0.23)                (0.19)               0.07
                                                                 -------               -------               ----

LESS DISTRIBUTIONS
     Distributions from Net Realized Gains..............           0.00                 (0.16)              (0.15)

NET ASSET VALUE - END OF PERIOD.........................      $    9.34             $    9.57          $     9.92
                                                              =========             =========          ============

TOTAL RETURN (a) .......................................          (2.40)%(b)            (1.88)%              0.67%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS) ...............      $     495             $     848          $    1,311

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements(d).......           5.27%***             12.87%              9.24%***
     After Expense Waivers and Reimbursements ..........           5.27%***              5.13%              5.17%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET
ASSETS:
     Before Expense Waivers and Reimbursements(d).......          (2.35)%***           (10.00)%             (6.76)%***
     After Expense Waivers and Reimbursements ..........          (2.35)%***            (2.26)%             (2.69)%***

PORTFOLIO TURNOVER RATE (c) ............................              0%                    0%                101%

*        Commencement of operations was April 17, 2003.
**       The net investment loss per share data was determined using average shares outstanding throughout the period.
***      Annualized.

(a) Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)      Non-annualized.
(c)      Does not include the effect of short-term options.
(d)      During fiscal years 2003 and 2004, the Fund was required to pay J.P.
         Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,687 and $87,781, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.

AGILEX TOTAL INDEX PROTECTED GROWTH FUND II

                                                                   FOR THE              FOR THE              FOR THE
                                                                 SIX MONTHS               YEAR               PERIOD
                                                                    ENDED            ENDED DECEMBER      ENDED DECEMBER
                                                                JUNE 30, 2005           31, 2004            31, 2003*
                                                                 (UNAUDITED)
                                                              ------------------    -----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD....................      $     10.06         $     10.00          $       10.00
                                                               ------------         -----------         ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net Investment Income (Loss)**.....................            (0.10)              (0.13)                  0.00
     Net Realized and Unrealized Gain (Loss)............            (0.15)               0.19                   0.00
                                                                    -------                ----                 ----
       TOTAL FROM INVESTMENT OPERATIONS.................            (0.25)               0.06                   0.00
                                                                    -------                ----                 ----
NET ASSET VALUE - END OF PERIOD.........................             9.81         $     10.06          $       10.00
                                                               ============         ============         ===========

TOTAL RETURN (a) .......................................            (2.58)%(b)           0.60%                  0.00%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS) ...............       $    4,300          $    6,159            $     8,125

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements..........             5.35%***            9.45%(d)               3.00%***
     After Expense Waivers and Reimbursements ..........             5.35%***            4.33%                  0.42%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements..........            (2.29)%***          (6.51)%(d)             (2.58)%***
     After Expense Waivers and Reimbursements ..........            (2.29)%***          (1.38)%                 0.00%***

PORTFOLIO TURNOVER RATE (c).............................                0%                 59%                   N/A

*        Commencement of operations was October 2, 2003.
**       The net investment loss per share data was determined using average shares outstanding throughout the period.
***      Annualized.

(a)      Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)      Non-annualized.
(c)      Does not include the effect of short-term options.
(d)      During the fiscal year 2004, the Fund was required to pay J.P. Morgan
         Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $238,947. Under an agreement with the Trust, the
         Adviser agreed to pay any administration fees in excess of 0.20% of the
         Fund's average daily net assets
N/A      Not Applicable

AGILEX LS PROTECTED GROWTH FUND II


                                                                    FOR THE            FOR THE              FOR THE
                                                                  SIX MONTHS             YEAR               PERIOD
                                                                     ENDED              ENDED                ENDED
                                                                 JUNE 30, 2005       DECEMBER 31,        DECEMBER 31,
                                                                  (UNAUDITED)            2004                2003*
                                                                ----------------    ---------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................      $    9.65            $  10.00             $    10.00
                                                                ---------            --------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
     Net Investment Income (Loss)**.......................          (0.12)              (0.27)                  0.00
     Net Realized and Unrealized Gain (Loss)..............          (0.26)              (0.08)                 (0.00) (c)
                                                                    ------             -------            ----------
       TOTAL FROM INVESTMENT OPERATIONS...................          (0.38)              (0.35)                  0.00
                                                                    ------             -------            ----------
NET ASSET VALUE - END OF PERIOD...........................      $    9.27            $   9.65             $    10.00
                                                                =========              ======             ==========

TOTAL RETURN (a) .........................................          (3.94)%(b)          (3.50)%                 0.00%(b)

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS) .................      $     255            $    443             $      719

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements............           4.85%***           21.21%(e)               2.99%***
     After Expense Waivers and Reimbursements ............           4.85%***            5.16%                  0.44%***

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements............          (2.45)%***         (18.86)% (e)            (2.54)%***
     After Expense Waivers and Reimbursements ............          (2.45)%***          (2.81)%                 0.00%***

PORTFOLIO TURNOVER RATE(d)................................              0%                 63%                 N/A

*        Commencement of operations was October 2, 2003.
**       The net investment loss per share data was determined using average shares outstanding throughout the period.
***      Annualized.

(a)      Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)      Non-annualized.
(c)      Amount represents less than $0.01 per share.
(d)      Does not include the effect of short-term options.
(e)      During the fiscal year 2004, the Fund was required to pay J.P. Morgan
         Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $86,044. Under an agreement with the Trust, the
         Adviser agreed to pay any administration fees in excess of 0.20% of the
         Fund's average daily net assets.
N/A      Not Applicable

AGILEX TOTAL INDEX GROWTH FUND III

                                                                                FOR THE                FOR THE
                                                                              SIX MONTHS                PERIOD
                                                                                 ENDED                  ENDED
                                                                             JUNE 30, 2005        DECEMBER 31, 2004
                                                                              (UNAUDITED)
                                                                          --------------------    -------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................................       $    10.70            $     10.00
                                                                            ----------            -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:

     Net Investment Income (Loss)**..................................            (0.13)                 (0.04)

     Net Realized and Unrealized Gain (Loss).........................            (0.11)                  0.74
                                                                                 ------                  ----
       TOTAL FROM INVESTMENT OPERATIONS                                          (0.24)                  0.70
                                                                                 ------                  ----
NET ASSET VALUE - END OF PERIOD......................................       $    10.46            $     10.70
                                                                            ===========           ===========

TOTAL RETURN (a) ....................................................            (2.24)%                7.00%

RATIOS AND SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (IN THOUSANDS) ............................       $    4,139            $    5,669

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements.......................             5.59%***             10.15%***(c)
     After Expense Waivers and Reimbursements .......................             5.59%                 3.00%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
     Before Expense Waivers and Reimbursements.......................            (2.60)%***           (7.62)%*** (c)
     After Expense Waivers and Reimbursements .......................            (2.60)%              (0.47)%

PORTFOLIO TURNOVER RATE(b)...........................................                 0%                  20%

*        Commencement of operations was March 24, 2004.
** The net investment loss per share data was determined using average shares outstanding throughout the period.
***      Annualized.

(a) The return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)      Does not include the effect of short-term options.
(c) During the fiscal year 2004, the Fund was required to pay J.P. Morgan Investor Services Co. ("JPMIS") for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $154,416. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the Fund's average daily net assets.

                                  AGILEX FUNDS

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
    Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected
               the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
         The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

                               PORTFOLIO HOLDINGS
                    A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities holdings is available (i) in the SAI and (ii) on the
                                 Funds' website.

                              CONTACTING THE FUNDS
       You can get free copies of the annual and semi-annual reports (when available) and the SAI, request other information and discuss your questions about a Fund by contacting:

                                  AGILEX Funds
                      c/o Citco Mutual Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100
                           (800) 356-5740 (toll free)

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

                    You can also review the Funds' annual and semi-annual reports (when available), the
                       SAI and other information about the
                       Funds at the Public Reference Room
               of the Securities and Exchange Commission ("SEC").
        The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

           You can get copies, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

              Free copies of the annual and semi-annual reports and
                the SAI are available from the SEC's Web site at
                    www.sec.gov and on the Funds' Web site at
                              www.agilexfunds.com.

                    Investment Company Act File No. 811-21123